Property and Equipment - Property and Equipment Table (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total property and equipment		$ 1,064,064	$ 1,028,869
Accumulated depreciation and amortization	(633,948)	(592,508)	(443,694)
Total property and equipment, net	445,296	471,556	585,175
Vehicles [Member]
Total property and equipment		23,342	23,342
Leasehold Improvements [Member]
Total property and equipment		433,497	427,088
Equipment [Member]
Total property and equipment		29,186	30,181
Office Equipment [Member]
Total property and equipment		255,611	255,062
Computer Software, Intangible Asset [Member]
Total property and equipment		$ 322,428	$ 293,196